LOSS PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2023
LOSS PER ORDINARY SHARE
Schedule of number of shares and loss used in the computation of basic and diluted loss

	Number of shares
	2023	2022	2021
Weighted number of Ordinary shares(*)	44,907,105	7,930,928	6,242,946

	Year ended December 31,
	2023	2022	2021
Loss	$65,473	$24,701	$16,358
Preferred shares dividend (see Note 17d.2)	639	9,038	8,211
For the computation of basic and diluted loss per share	$66,112	$33,739	$24,569
(*)	The computation of diluted loss per share did not take into account potential Ordinary shares (detailed below) due to their anti-dilutive effect:
a.	5,828,733 options and RSUs to employees, directors and consultants outstanding as of December 31, 2023 under the share-based compensation plan (5,286,884 and 3,854,974 as of December 31, 2022 and 2021, respectively).
b.	633,681 Ordinary shares to be issued contingent upon future conditions, as part of the acquisition of a technology asset (see Note 10c) and as part of the launch of the DACC (see Note 17c.2) (1,228,410 and 1,600,499 as of December 31, 2022 and 2021, respectively Ordinary shares to be issued contingent upon future conditions, a consideration in a business combination, as part of the acquisition of a technology asset (see Note 10c) and as part of the launch of the DACC (see Note 17c.2)).
c.	27,660,151 Preferred shares outstanding as of December 31, 2022 and as of December 31, 2021. (see Note 17c).
d.	14,850,000 Warrants outstanding as of December 31, 2023.